Deposits (Scheduled Maturities) (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Scheduled maturities of time deposits
2017	$ 2,021,655,000
2018	156,078,000
2019	52,777,000
2020	17,064,000
2021	638,000
Thereafter	98,000
Total time, certificates of deposit	2,248,310,000	$ 2,366,413,000
Time Deposits 250,000 or exceed	1,005,000	$ 1,021,000
Scheduled maturities of time deposits in amounts of $100,000 or more
Due within 3 months or less	605,093,000
Due after 3 months and within 6 months	390,668,000
Due after 6 months and within 12 months	430,447,000
Due after 12 months	160,057,000
Total	$ 1,586,265,000